STATEMENT OF CHANGES IN SHAREHOLDERS' DEFICIT - 11 months ended Dec. 31, 2021 - USD ($)	Class A ordinary shares Common Stock	Class B ordinary shares Common Stock	Additional Paid-in Capital Public Warrants	Additional Paid-in Capital Private Placement Warrants	Additional Paid-in Capital	Accumulated Deficit	Public Warrants	Private Placement Warrants	Total
Balance at the beginning at Feb. 04, 2021	$ 0	$ 0			$ 0	$ 0			$ 0
Balance at the beginning (in shares) at Feb. 04, 2021	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class B ordinary shares to Sponsor		$ 575			24,425				25,000
Issuance of Class B ordinary shares to Sponsor (in shares)		5,750,000
Proceeds from Initial Public Offering Costs allocated to Warrants (net of offering costs)			$ 9,232,604	$ 12,298,375			$ 9,232,604	$ 12,298,375
Re-measurement of Class A ordinary shares to redemption value					$ (21,555,404)	(7,037,831)			(28,593,235)
Net loss						(516,442)			(516,442)
Balance at the end at Dec. 31, 2021		$ 575				$ (7,554,273)			$ (7,553,698)
Balance at the end (in shares) at Dec. 31, 2021		5,750,000